Consolidated statements of changes in equity - BRL (R$) R$ in Thousands	Issued capital [member]	Additional paid-in capital [member]	Treasury shares [member]	Reserve of share-based payments [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2019	R$ 17	R$ 1,931,047		R$ 18,114	R$ 115,916	R$ 2,065,094	R$ 48,632	R$ 2,113,726
IfrsStatementLineItems [Line Items]
Net income					292,075	292,075	15,912	307,987
Total comprehensive income					292,075	292,075	15,912	307,987
Capital increase		17,531				17,531		17,531
Treasury shares
Issuance of common shares in follow-on public offering		389,170				389,170		389,170
Shares issuance cost		(19,704)				(19,704)		(19,704)
Share-based compensation		5,444		32,610		38,054		38,054
Dividends declared							(12,984)	(12,984)
Ending balance, value at Dec. 31, 2020	17	2,323,488		50,724	407,991	2,782,220	51,560	2,833,780
IfrsStatementLineItems [Line Items]
Net income					223,326	223,326	18,957	242,283
Total comprehensive income					223,326	223,326	18,957	242,283
Capital increase		74,500				74,500		74,500
Treasury shares			(213,722)			(213,722)		(213,722)
Treasury shares transferred from exercise of options		(21,861)	55,197			33,336		33,336
Treasury shares transferred from shares contribution on business combination		(783)	5,895			5,112		5,112
Share-based compensation				43,377		43,377		43,377
Dividends declared							(18,648)	(18,648)
Ending balance, value at Dec. 31, 2021	17	2,375,344	(152,630)	94,101	631,317	2,948,149	51,869	3,000,018
IfrsStatementLineItems [Line Items]
Net income					373,569	373,569	19,187	392,756
Total comprehensive income					373,569	373,569	19,187	392,756
Treasury shares			(152,317)			(152,317)		(152,317)
Share-based compensation				29,437		29,437		29,437
Dividends declared							(19,736)	(19,736)
Ending balance, value at Dec. 31, 2022	R$ 17	R$ 2,375,344	R$ (304,947)	R$ 123,538	R$ 1,004,886	R$ 3,198,838	R$ 51,320	R$ 3,250,158